Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	MEIHUA INTERNATIONAL MEDICAL TECHNOLOGIES cO., LTD.
Trading Symbol	MHUA
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	23,940,000
Amendment Flag	true
Amendment Description	We are amending our Annual Report on Form 20-F for the fiscal year ended December 31, 2022, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 14, 2023 (the “Original Annual Report”), and as amended on July 3, 2023 (the “Amendment”), solely for the purpose of removing any carve out of Macau from the definition of “China” in our disclosures in response to SEC comments and updating certain risk factors.Other than as set forth above, and as amended by the Amendment, this Form 20-F/A does not, and does not purport to, amend, update or restate the information in any other item of the Original Annual Report as originally filed with the SEC. As a result, this Form 20-F/A does not reflect any events that may have occurred after the Original Annual Report was filed on April 14, 2023.
Entity Central Index Key	0001835615
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41291
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao Town
Entity Address, Address Line Three	Guangling District
Entity Address, City or Town	Yangzhou
Entity Address, Postal Zip Code	225000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Share, $0.0005 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6651
Auditor Name	Kreit & Chiu CPA LLP
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao Town
Entity Address, Address Line Three	Guangling District
Entity Address, City or Town	Yangzhou
Entity Address, Postal Zip Code	225000
Entity Address, Country	CN
Contact Personnel Name	Xin Wang
City Area Code	+86-0514
Local Phone Number	89800199
Contact Personnel Email Address	secretary@meihuamed.com
Auditor 2021
Document Information Line Items
Auditor Firm ID	2982
Auditor Name	Briggs & Veselka Co.
Auditor Location	Houston, Texas